FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 14,677	$ 4,616	$ 16,050
Changes during the year:
Net proceeds of loan		18,201
Principal and interest payments	(1,543)	3,177	(3,814)
Share premium resulting from exercise of warrants	(3,631)		(10,295)
Amounts recognized through profit and loss	12,202	(4,963)	2,675
Balance as of December 31	21,705	14,677	4,616
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	10,168	2,757	5,832
Changes during the year:
Net proceeds of loan		9,126
Principal and interest payments	(1,543)	(3,177)	(3,814)
Share premium resulting from exercise of warrants	0
Amounts recognized through profit and loss	1,148	1,462	739
Balance as of December 31	9,773	10,168	2,757
Warrants [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	4,509	1,859	10,218
Changes during the year:
Net proceeds of loan		9,075
Principal and interest payments	0	0	0
Share premium resulting from exercise of warrants	(3,631)		(10,295)
Amounts recognized through profit and loss	(11,054)	(6,425)	1,936
Balance as of December 31	$ 11,932	$ 4,509	$ 1,859